SCOPE OF CONSOLIDATION - Schedule Of Other Investments (Details) - Other investments - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial assets [line items]
Investments in equity instruments at FVOCI	$ 513	$ 1,119
Erdemir
Disclosure of financial assets [line items]
Investments in equity instruments at FVOCI	205	910
ArcelorMittal XCarb
Disclosure of financial assets [line items]
Investments in equity instruments at FVOCI	152	76
Stalprodukt S.A.
Disclosure of financial assets [line items]
Investments in equity instruments at FVOCI	65	58
Others
Disclosure of financial assets [line items]
Investments in equity instruments at FVOCI	$ 91	$ 75